Note 33 - Employee Benefits - Sensitivity Analysis on Funded Status (Detail) - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021
Germany [Member] | Discount rate (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		€ (570)	€ (915)
Expected increase in plan assets	[1]	290	595
Expected net impact on funded status (de-) increase		(280)	(320)
Germany [Member] | Discount rate (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		540	855
Expected (decrease) in plan assets	[1]	(290)	(595)
Expected net impact on funded status (de-) increase		250	260
Germany [Member] | Credit spread (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(570)	(915)
Expected increase in plan assets	[1]	210	595
Expected net impact on funded status (de-) increase		(360)	(320)
Germany [Member] | Credit spread (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		540	855
Expected (decrease) in plan assets	[1]	(210)	(595)
Expected net impact on funded status (de-) increase		330	260
Germany [Member] | Rate of price inflation (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO	[2]	305	370
Expected (decrease) in plan assets	[1]	(285)	(290)
Expected net impact on funded status (de-) increase		20	80
Germany [Member] | Rate of price inflation (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO	[2]	(325)	(385)
Expected increase in plan assets	[1]	285	290
Expected net impact on funded status (de-) increase		(40)	(95)
Germany [Member] | Rate of real increase in future compensation levels (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO, net impact on funded status		30	55
Germany [Member] | Rate of real increase in future compensation levels (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status		(30)	(55)
Germany [Member] | Longevity improvements by 10 percent [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status	[3]	(215)	(335)
UK [Member] | Discount rate (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(225)	(520)
Expected increase in plan assets	[1]	170	350
Expected net impact on funded status (de-) increase		(55)	(170)
UK [Member] | Discount rate (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		210	470
Expected (decrease) in plan assets	[1]	(170)	(350)
Expected net impact on funded status (de-) increase		40	120
UK [Member] | Credit spread (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(225)	(520)
Expected increase in plan assets	[1]	65	125
Expected net impact on funded status (de-) increase		(160)	(395)
UK [Member] | Credit spread (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		210	470
Expected (decrease) in plan assets	[1]	(65)	(125)
Expected net impact on funded status (de-) increase		145	345
UK [Member] | Rate of price inflation (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO	[2]	140	365
Expected (decrease) in plan assets	[1]	(115)	(270)
Expected net impact on funded status (de-) increase		25	95
UK [Member] | Rate of price inflation (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO	[2]	(145)	(365)
Expected increase in plan assets	[1]	115	270
Expected net impact on funded status (de-) increase		(30)	(95)
UK [Member] | Rate of real increase in future compensation levels (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO, net impact on funded status		5	5
UK [Member] | Rate of real increase in future compensation levels (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status		(5)	(5)
UK [Member] | Longevity improvements by 10 percent [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status	[3],[4]	(60)	(160)
US [Member] | Discount rate (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(25)	(40)
Expected increase in plan assets	[1]	25	35
Expected net impact on funded status (de-) increase		0	(5)
US [Member] | Discount rate (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		25	40
Expected (decrease) in plan assets	[1]	(25)	(35)
Expected net impact on funded status (de-) increase		0	5
US [Member] | Credit spread (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(55)	(75)
Expected increase in plan assets	[1]	15	15
Expected net impact on funded status (de-) increase		(40)	(60)
US [Member] | Credit spread (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		50	70
Expected (decrease) in plan assets	[1]	(15)	(15)
Expected net impact on funded status (de-) increase		35	55
US [Member] | Rate of price inflation (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO	[2]	10	0
Expected (decrease) in plan assets	[1]	0	0
Expected net impact on funded status (de-) increase		10	0
US [Member] | Rate of price inflation (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO	[2]	(5)	0
Expected increase in plan assets	[1]	0	0
Expected net impact on funded status (de-) increase		(5)	0
US [Member] | Rate of real increase in future compensation levels (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO, net impact on funded status		0	0
US [Member] | Rate of real increase in future compensation levels (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status		0	0
US [Member] | Longevity improvements by 10 percent [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status	[3]	(20)	(30)
Other [Member] | Discount rate (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(35)	(60)
Expected increase in plan assets	[1]	10	20
Expected net impact on funded status (de-) increase		(25)	(40)
Other [Member] | Discount rate (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		35	55
Expected (decrease) in plan assets	[1]	(10)	(20)
Expected net impact on funded status (de-) increase		25	35
Other [Member] | Credit spread (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(40)	(60)
Expected increase in plan assets	[1]	5	10
Expected net impact on funded status (de-) increase		(35)	(50)
Other [Member] | Credit spread (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		40	55
Expected (decrease) in plan assets	[1]	(5)	(10)
Expected net impact on funded status (de-) increase		35	45
Other [Member] | Rate of price inflation (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO	[2]	10	20
Expected (decrease) in plan assets	[1]	(5)	(10)
Expected net impact on funded status (de-) increase		5	10
Other [Member] | Rate of price inflation (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO	[2]	(10)	(25)
Expected increase in plan assets	[1]	5	10
Expected net impact on funded status (de-) increase		(5)	(15)
Other [Member] | Rate of real increase in future compensation levels (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO, net impact on funded status		10	15
Other [Member] | Rate of real increase in future compensation levels (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status		(10)	(15)
Other [Member] | Longevity improvements by 10 percent [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status	[3]	€ (10)	€ (15)

[1]	Expected changes in the fair value of plan assets contain the simulated impact from the biggest plans in Germany, the UK, the U.S., Channel Islands, Switzerland and Belgium which cover over 99 % of the total fair value of plan assets. The fair value of plan assets for other plans is assumed to be unchanged for this presentation.
[2]	Incorporates sensitivity to changes in pension benefits to the extent linked to the price inflation assumption.
[3]	Estimated to be equivalent to an increase of around 1 year in overall life expectancy.
[4]	Due to buy-in transaction the net impact on funded status reduces by € 30 million due to expected gains within the plan assets. The reduction was € 30 million for 2021.